Fair Value Measurements (Details) - Schedule of fair value measurements - 7GC Co Holdings INC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 08, 2022
Fair Value Measurements [Line Items]
Volatility	5.70%
Stock price (in Dollars per share)	$ 9.76	$ 10
Time to M&A (Year)	6 months
Risk-free rate	1.31%
Dividend yield	0.00%